GROWTH EQUITY FUND Annual Fund Operating Expenses - GROWTH EQUITY FUND	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.64%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.89%

[1]	The management fee has been restated to reflect the estimated fee for the current fiscal year.